Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 5,427	$ 11,336
Prepaid expenses and other current assets	786	424
Total current assets	6,213	11,760
Property and equipment, net	549	991
Other assets	141	148
Total assets	6,903	12,899
Current liabilities:
Accounts payable	1,019	462
Accrued payroll	1,028	812
Accrued expenses	1,682	1,483
Repurchase liability for unvested restricted stock awards	188	95
Current portion of deferred revenue	2,225	3,736
Total current liabilities	6,142	6,588
Deferred revenue, less current portion	700	1,417
Deferred rent	228	201
Total liabilities	7,070	8,206
Stockholders' deficit:
Common stock, $0.001 par value; 113,532,927 shares authorized, 1,739,325 and 2,417,024 shares issued and outstanding at December 31, 2011 and 2012	2	2
Additional paid-in capital	7,604	7,310
Accumulated deficit	(47,589)	(29,879)
Total stockholders' deficit	(39,983)	(22,567)
Total liabilities, convertible preferred stock and stockholders' deficit	6,903	12,899
Series A convertible preferred stock
Temporary equity
Convertible preferred Stock	27,260	27,260
Stockholders' deficit:
Total stockholders' deficit	27,260	27,260
Series B Convertible Preferred Stock
Temporary equity
Convertible preferred Stock	12,556
Stockholders' deficit:
Total stockholders' deficit	$ 12,556